LICENSE AGREEMENTS (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refundable upfront payment			$ 4,000		$ 0
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refunded upfront payment to Galderma	$ 4,000
License Agreements With Galderma [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum upfront payments and regulatory approval milestone payments per product		$ 7,500
Sales milestone payments		$ 9,000
Refundable upfront payment			$ 4,000
License Agreements With Galderma [Member] | Twyneo [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refundable upfront payment				$ 7,500
License Agreements With Galderma [Member] | Epsolay [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Refundable upfront payment				$ 4,000